UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07857
Oppenheimer Commodity Strategy Total Return Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  December 31
Date of reporting period:  06/30/2009

Item 1.  Reports to Stockholders.

June 30, 2009

Oppenheimer

Commodity Strategy Total Return Fund®

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Sector Allocation on Commodity-Linked Securities

Precious Metals	3%
Energy	72
Livestock	5
Industrial Metals	7
Agriculture	13
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are dollar-weighted based on percentages of commodity-linked securities. Commodity-linked securities are investments whose return is based upon the price movements (whether up or down) of a particular commodity or basket of commodities. The Fund’s allocation of its investments within each sector of the GSCI may differ (at times, significantly) from the sector weightings of the GSCI. The Fund is not an index fund.
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total market value of investments.
9 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. Please note that Oppenheimer Commodity Strategy Total Return Fund invests a substantial portion of its assets in derivative instruments that entail potentially higher volatility and risk of loss than traditional equity or debt securities. The Fund is not intended as a complete investment program and is intended for investors with long-term investment goals who are willing to accept this risk.
Class A shares of the Fund were first publicly offered on 3/31/97. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 3/31/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/31/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
10 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 3/31/97. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions
12 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2009	June 30, 2009	June 30, 2009

Actual
Class A	$1,000.00	$1,041.80	$6.09
Class B	1,000.00	1,035.30	9.84
Class C	1,000.00	1,035.70	9.89
Class N	1,000.00	1,042.20	7.37
Class Y	1,000.00	1,041.80	3.60

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.84	6.02
Class B	1,000.00	1,015.17	9.74
Class C	1,000.00	1,015.12	9.79
Class N	1,000.00	1,017.60	7.28
Class Y	1,000.00	1,021.27	3.56
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2009 are as follows:

Class	Expense Ratios

Class A	1.20%
Class B	1.94
Class C	1.95
Class N	1.45
Class Y	0.71
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

	Shares	Value

Wholly-Owned Subsidiary—23.1%
RAF Fund Ltd.[1,2] (Cost $409,280,539)	4,000,000	$251,209,237

	Principal
	Amount

Asset-Backed Securities—0.0%
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35[3]	$48,525	48,216
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 2.199%, 1/25/29[3,4]	405,715	68,972

Total Asset-Backed Securities (Cost $449,027)		117,188

Mortgage-Backed Obligations—0.0%
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series 2006-2, Cl. A1B, 0.414%, 9/25/36[3]	337,549	328,226
Federal Home Loan Mortgage Corp.:
8%, 4/1/16	54,263	58,159
9%, 8/1/22-5/1/25	17,122	18,938
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security, Series 177, Cl. IO, 13.215%, 7/1/26[5]	436,504	85,073
Federal National Mortgage Assn., 8.50%, 7/1/32	11,464	12,484
Government National Mortgage Assn., 8.50%, 8/1/17-12/15/17	32,654	35,371

Total Mortgage-Backed Obligations (Cost $526,196)		538,251

U.S. Government Obligations—5.3%
U.S. Treasury Bills, 0.18%, 11/19/09	20,000,000	19,981,040
U.S. Treasury Nts.:
0.875%, 1/31/11	20,000,000	20,019,460
0.875%, 12/31/10[6]	3,017,000	3,022,422
1.50%, 10/31/10	10,000,000	10,113,290
1.75%, 3/31/10	5,000,000	5,049,415

Total U.S. Government Obligations (Cost $58,076,969)		58,185,627

Corporate Bonds and Notes—0.0%
Bank United, 8% Unsec. Sub. Nts., Series A, 3/15/09[4,7] (Cost $6,928,492)	6,938,000	8,673

Hybrid Instruments—22.0%

Commodity-Linked Securities—22.0%
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return Linked Nts.,
2.033%, 2/26/10	26,000,000	53,809,475
Goldman Sachs Commodity Index Total Return Linked Nts.,
2.039%, 3/2/10	19,000,000	36,629,853
F1 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commodity-Linked Securities Continued
Eksportfinans ASA:
Goldman Sachs Commodity Index Excess Return Linked Nts., 0.406%, 3/2/10[3]	$32,000,000	$62,361,922
Goldman Sachs Commodity Index Excess Return Linked Nts., 1.006%, 4/27/10[3]	10,000,000	16,493,582
Svensk Eksport:
Goldman Sachs Commodity Index Excess Return Linked Nts., 0.515%, 3/10/10[3]	33,000,000	56,905,200
Goldman Sachs Commodity Index Excess Return Linked Nts., 0.386%, 5/12/10[3]	5,500,000	12,370,600

Total Hybrid Instruments (Cost $125,500,000)		238,570,632

Short-Term Notes—6.0%
Federal Home Loan Bank:
0.01%, 7/1/09	10,000,000	10,000,000
0.20%, 10/23/09[8]	20,000,000	19,990,820
0.42%, 9/18/09[8]	20,000,000	19,994,520
0.56%, 6/2/10	10,000,000	9,960,327
United States Treasury Bills, 0.13%, 8/13/09	5,000,000	4,999,224

Total Short-Term Notes (Cost $64,906,991)		64,944,891

	Shares

Investment Companies—43.1%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[9,11]	315,684	315,684
Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%[1,9]	467,303,946	467,303,946

Total Investment Companies (Cost $467,619,630)		467,619,630
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $1,133,287,844)		1,081,194,129

Investments Purchased with Cash Collateral from Securities Loaned—3.6%[10]
OFI Liquid Assets Fund, LLC, 1.02%[1,9] (Cost $38,744,800)	38,744,800	38,744,800
Total Investments, at Value (Cost $1,172,032,644)	103.1%	1,119,938,929
Liabilities in Excess of Other Assets	(3.1)	(33,984,570)

Net Assets	100.0%	$1,085,954,359

F2 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2008	Additions	Reductions	June 30, 2009

OFI Liquid Assets Fund, LLC	—	117,345,100	78,600,300	38,744,800
Oppenheimer Institutional Money Market Fund, Cl. E	263,304,599	780,065,615	576,066,268	467,303,946
RAF Fund Ltd.[b]	4,000,000	—	—	4,000,000

	Value	Income

OFI Liquid Assets Fund, LLC	$38,744,800	$103,891	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	467,303,946	1,346,752
RAF Fund Ltd.[b]	251,209,237	—

	$757,257,983	$1,450,643

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

b.	Investment in a wholly-owned subsidiary. See Note 1 of accompanying Notes and individual financial statements of the entity included herein beginning on page 18.

2.	Non-income producing security.

3.	Represents the current interest rate for a variable or increasing rate security.

4.	Illiquid security. The aggregate value of illiquid securities as of June 30, 2009 was $77,645, which represents 0.01% of the Fund’s net assets. See Note 6 of accompanying Notes.

5.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $85,073 or 0.01% of the Fund’s net assets as of June 30, 2009.

6.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $3,022,422. See Note 5 of accompanying Notes.

7.	Issue is in default. See Note 1 of accompanying Notes.

8.	Partial or fully-loaned security. See Note 7 of accompanying Notes.

9.	Rate shown is the 7-day yield as of June 30, 2009.

10.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7 of accompanying Notes.

11.	Interest rate less than 0.0005%.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F3 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Wholly-Owned Subsidiary	$—	$251,209,237	$—	$251,209,237
Asset-Backed Securities	—	117,188	—	117,188
Mortgage-Backed Obligations	—	538,251	—	538,251
U.S. Government Obligations	—	58,185,627	—	58,185,627
Corporate Bonds and Notes	—	8,673	—	8,673
Hybrid Instruments	—	238,570,632	—	238,570,632
Short-Term Notes	—	64,944,891	—	64,944,891
Investment Companies	467,619,630	—	—	467,619,630
Investments Purchased with Cash Collateral from Securities Loaned	38,744,800	—	—	38,744,800

Total Investments, at Value	506,364,430	613,574,499	—	1,119,938,929

Other Financial Instruments:
Futures	275,234	—	—	275,234

Total Assets	$506,639,664	$613,574,499	$—	$1,120,214,163

Liabilities Table

Other Financial Instruments:
Futures	$(224,906)	$—	$—	$(224,906)

Total Liabilities	$(224,906)	$—	$—	$(224,906)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Futures Contracts as of June 30, 2009 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds	Sell	175	9/21/09	$20,712,891	$(407,805)
U.S. Treasury Nts., 2 yr.	Buy	417	9/30/09	90,163,219	(192,007)
U.S. Treasury Nts., 5 yr.	Sell	1,534	9/30/09	175,978,563	2,029,127
U.S. Treasury Nts., 10 yr.	Buy	1,130	9/21/09	131,380,156	(1,381,902)

					$47,413

See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
June 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $256,703,359)	$362,680,946
Affiliated companies (cost $506,048,746)	506,048,746
Wholly-owned subsidiary (cost $409,280,539)	251,209,237

1,119,938,929
Cash	186,000
Receivables and other assets:
Shares of beneficial interest sold	6,742,221
Interest, dividends and principal paydowns	708,029
Futures margins	275,234
Other	46,023

Total assets	1,127,896,436

Liabilities
Return of collateral for securities loaned	38,744,800
Payables and other liabilities:
Shares of beneficial interest redeemed	2,386,099
Distribution and service plan fees	303,748
Futures margins	224,906
Transfer and shareholder servicing agent fees	188,481
Shareholder communications	47,512
Trustees’ compensation	12,708
Other	33,823

Total liabilities	41,942,077

Net Assets	$1,085,954,359

Composition of Net Assets
Par value of shares of beneficial interest	$335,560
Additional paid-in capital	2,080,117,002
Accumulated net investment loss	(211,768,576)
Accumulated net realized loss on investments	(730,683,325)
Net unrealized depreciation on investments	(52,046,302)

Net Assets	$1,085,954,359

F5 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $420,397,365 and 129,712,950 shares of beneficial interest outstanding)	$3.24
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$3.44
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $29,166,419 and 9,026,824 shares of beneficial interest outstanding)	$3.23
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $85,131,417 and 26,676,916 shares of beneficial interest outstanding)	$3.19
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,836,750 and 4,626,961 shares of beneficial interest outstanding)	$3.21
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $ 536,422,408 and 165,516,387 shares of beneficial interest outstanding)	$3.24
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended June 30, 2009

Investment Income
Interest	$2,374,319
Dividends from affiliated companies	1,346,752
Income from investment of securities lending cash collateral—net affiliated companies	103,891

Total investment income	3,824,962

Expenses
Management fees	3,756,010
Distribution and service plan fees:
Class A	420,155
Class B	129,757
Class C	355,353
Class N	30,246
Transfer and shareholder servicing agent fees:
Class A	911,126
Class B	137,964
Class C	249,683
Class N	57,665
Class Y	202,941
Shareholder communications:
Class A	25,695
Class B	1,166
Class C	8,257
Class N	1,020
Class Y	3,295
Trustees’ compensation	14,558
Custodian fees and expenses	2,440
Other	52,249

Total expenses	6,359,580
Less reduction to custodian expenses	(1,319)
Less waivers and reimbursements of expenses	(1,815,705)

Net expenses	4,542,556

Net Investment Loss	(717,594)
F7 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF OPERATIONS Unaudited Continued

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments from unaffiliated companies	$(93,696,774)
Closing and expiration of futures contracts	(6,341,395)
Swap contracts	(3,131,584)

Net realized loss	(103,169,753)
Net change in unrealized appreciation (depreciation) on:
Investments	159,949,013
Futures contracts	5,266,204
Swap contracts	(7,107,244)

Net change in unrealized depreciation	158,107,973

Net Increase in Net Assets Resulting from Operations	$54,220,626

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2009	December 31,
	(Unaudited)	2008

Operations
Net investment income (loss)	$(717,594)	$35,578,087
Net realized loss	(103,169,753)	(294,235,229)
Net change in unrealized depreciation	158,107,973	(570,225,380)

Net increase (decrease) in net assets resulting from operations	54,220,626	(828,882,522)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(26,635,142)
Class B	—	(1,837,132)
Class C	—	(4,842,672)
Class N	—	(952,506)
Class Y	—	(34,495,802)

	—	(68,763,254)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	78,777,586	(90,616,524)
Class B	(1,054,372)	(7,625,655)
Class C	9,351,167	(3,290,471)
Class N	1,901,174	5,154,619
Class Y	143,650,902	273,759,468

	232,626,457	177,381,437

Net Assets
Total increase (decrease)	286,847,083	(720,264,339)
Beginning of period	799,107,276	1,519,371,615

End of period (including accumulated net investment loss of $211,768,576 and $211,050,982, respectively)	$1,085,954,359	$799,107,276

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2009			Year Ended December 31,		Year Ended August 31,
Class A	(Unaudited)		2008	2007	2006[1]	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$3.11		$7.51	$6.52	$7.82	$9.59	$9.13	$7.51

Income (loss) from investment operations:
Net investment income (loss)	—	[2,3]	.17 [2]	.18 [2]	.07 [2]	.24 [2]	.11 [2]	.01
Net realized and unrealized gain (loss)	0.13		(4.29)	1.80	(1.14)	(1.17)	2.84	1.85

Total from investment operations	0.13		(4.12)	1.98	(1.07)	(.93)	2.95	1.86

Dividends and/or distributions to shareholders:
Dividends from net investment income	—		(.28)	(.99)	(.23)	(.08)	(.07)	— [3]
Distributions from net realized gain	—		—	—	—	(.76)	(2.42)	(.24)

Total dividends and/or distributions to shareholders	—		(.28)	(.99)	(.23)	(.84)	(2.49)	(.24)

Net asset value, end of period	$3.24		$3.11	$7.51	$6.52	$7.82	$9.59	$9.13

Total Return, at Net Asset Value[4]	4.18%		(54.57)%	30.23%	(13.79)%	(9.98)%	44.66%	25.44%
F10 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,				Year Ended August 31,
Class A Continued	(Unaudited)	2008	2007	2006[1]	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$420,397	$320,191	$805,066	$729,959	$1,017,895	$1,246,436	$638,254

Average net assets (in thousands)	$347,587	$788,007	$729,503	$835,927	$1,140,904	$844,342	$413,618

Ratios to average net assets:[5]
Net investment income (loss)	(0.31)%	2.24%	2.58%	3.10%	2.95%	1.34%	0.22%
Total expenses	1.68%[6,7]	1.35%[6,7]	1.37%[6,7]	1.47%[6,7]	1.30%[6]	1.32%	1.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.20%	1.08%	1.13%	1.23%	1.29%	1.32%	1.40%

Portfolio turnover rate	55%[8]	86%[8]	52%[8]	32%[8]	89%[8,9]	94%[8]	87%

1.	The Fund changed its fiscal year end from August 31 to December 31.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2009	1.92%
Year Ended December 31, 2008	1.60%
Year Ended December 31, 2007	1.61%
Four Months Ended December 31, 2006	1.71%
Year Ended August 31, 2006	1.31%
7.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	1.72%
Year Ended December 31, 2008	1.36%
Year Ended December 31, 2007	1.37%
Four Months Ended December 31, 2006	1.47%
8.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530
Four Months Ended December 31, 2006	$642,777,532	$686,348,366
Year Ended August 31, 2006	$4,236,251,723	$4,418,930,664
Year Ended August 31, 2005	$4,827,248,691	$4,809,916,669
9.	The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,				Year Ended August 31,
Class B	(Unaudited)	2008	2007	2006[1]	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$3.12	$7.39	$6.43	$7.67	$9.46	$9.05	$7.51

Income (loss) from investment operations:
Net investment income (loss)	(.01)[2]	.11 [2]	.12 [2]	.05 [2]	.17 [2]	.04 [2]	(.05)
Net realized and unrealized gain (loss)	.12	(4.17)	1.75	(1.12)	(1.15)	2.80	1.83

Total from investment operations	.11	(4.06)	1.87	(1.07)	(.98)	2.84	1.78

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.21)	(.91)	(.17)	(.05)	(.01)	—
Distributions from net realized gain	—	—	—	—	(.76)	(2.42)	(.24)

Total dividends and/or distributions to shareholders	—	(.21)	(.91)	(.17)	(.81)	(2.43)	(.24)

Net asset value, end of period	$3.23	$3.12	$7.39	$6.43	$7.67	$9.46	$9.05

Total Return, at Net Asset Value[3]	3.53%	(54.80)%	29.00%	(14.03)%	(10.72)%	43.33%	24.32%
F12 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,				Year Ended August 31,
Class B Continued	(Unaudited)	2008	2007	2006[1]	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,167	$29,455	$77,686	$85,124	$115,174	$147,663	$78,125

Average net assets (in thousands)	$26,264	$78,128	$76,819	$94,533	$130,837	$102,816	$52,436

Ratios to average net assets:[4]
Net investment income (loss)	(1.01)%	1.40%	1.70%	2.28%	2.05%	0.46%	(0.69)%
Total expenses	2.96%[5,6]	2.22%[5,6]	2.34%[5,6]	2.42%[5,6]	2.19%[5]	2.19%	2.32%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.94%	1.92%	2.03%	2.05%	2.18%	2.19%	2.31%

Portfolio turnover rate	55%[7]	86%[7]	52%[7]	32%[7]	89%[7,8]	94%[7]	87%

1.	The Fund changed its fiscal year end from August 31 to December 31.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2009	3.20%
Year Ended December 31, 2008	2.47%
Year Ended December 31, 2007	2.58%
Four Months Ended December 31, 2006	2.66%
Year Ended August 31, 2006	2.20%
6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	3.00%
Year Ended December 31, 2008	2.22%
Year Ended December 31, 2007	2.34%
Four Months Ended December 31, 2006	2.42%
7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530
Four Months Ended December 31, 2006	$642,777,532	$686,348,366
Year Ended August 31, 2006	$4,236,251,723	$4,418,930,664
Year Ended August 31, 2005	$4,827,248,691	$4,809,916,669
8.	The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,			Year Ended August 31,
Class C	(Unaudited)	2008	2007	2006[1]	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$3.08	$7.34	$6.40	$7.64	$9.42	$9.02	$7.48

Income (loss) from investment operations:
Net investment income (loss)	(.01)[2]	.11 [2]	.12 [2]	.05 [2]	.17 [2]	.05 [2]	(.03)
Net realized and unrealized gain (loss)	.12	(4.15)	1.74	(1.12)	(1.13)	2.79	1.81

Total from investment operations	.11	(4.04)	1.86	(1.07)	(.96)	2.84	1.78

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.22)	(.92)	(.17)	(.06)	(.02)	—
Distributions from net realized gain	—	—	—	—	(.76)	(2.42)	(.24)

Total dividends and/or distributions to shareholders	—	(.22)	(.92)	(.17)	(.82)	(2.44)	(.24)

Net asset value, end of period	$3.19	$3.08	$7.34	$6.40	$7.64	$9.42	$9.02

Total Return, at Net Asset Value[3]	3.57%	(54.84)%	29.03%	(14.03)%	(10.59)%	43.50%	24.42%
F14 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,				Year Ended August 31,
Class C Continued	(Unaudited)	2008	2007	2006[1]	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$85,131	$72,405	$172,402	$170,180	$245,844	$264,019	$110,728

Average net assets (in thousands)	$72,201	$177,461	$159,408	$197,628	$261,017	$170,306	$68,392

Ratios to average net assets:[4]
Net investment income (loss)	(1.04)%	1.46%	1.76%	2.30%	2.17%	0.57%	(0.62)%
Total expenses	2.60%[5,6]	2.15%[5,6]	2.20%[5,6]	2.28%[5,6]	2.09%[5]	2.11%	2.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.95%	1.87%	1.96%	2.03%	2.08%	2.11%	2.24%

Portfolio turnover rate	55%[7]	86%[7]	52%[7]	32%[7]	89%[7,8]	94%[7]	87%

1.	The Fund changed its fiscal year end from August 31 to December 31.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2009	2.84%
Year Ended December 31, 2008	2.39%
Year Ended December 31, 2007	2.44%
Four Months Ended December 31, 2006	2.52%
Year Ended August 31, 2006	2.10%
6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	2.64%
Year Ended December 31, 2008	2.15%
Year Ended December 31, 2007	2.20%
Four Months Ended December 31, 2006	2.28%
7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530
Four Months Ended December 31, 2006	$642,777,532	$686,348,366
Year Ended August 31, 2006	$4,236,251,723	$4,418,930,664
Year Ended August 31, 2005	$4,827,248,691	$4,809,916,669
8.	The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,				Year Ended August 31,
Class N	(Unaudited)	2008	2007	2006[1]	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$3.08	$7.43	$6.46	$7.74	$9.51	$9.08	$7.50

Income (loss) from investment operations:
Net investment income (loss)	(.01)[2]	.15 [2]	.15 [2]	.07 [2]	.21 [2]	.08 [2]	—
Net realized and unrealized gain (loss)	.14	(4.23)	1.78	(1.14)	(1.15)	2.82	1.82

Total from investment operations	.13	(4.08)	1.93	(1.07)	(.94)	2.90	1.82

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.27)	(.96)	(.21)	(.07)	(.05)	—
Distributions from net realized gain	—	—	—	—	(.76)	(2.42)	(.24)

Total dividends and/or distributions to shareholders	—	(.27)	(.96)	(.21)	(.83)	(2.47)	(.24)

Net asset value, end of period	$3.21	$3.08	$7.43	$6.46	$7.74	$9.51	$9.08

Total Return, at Net Asset Value[3]	4.22%	(54.74)%	29.77%	(13.89)%	(10.22)%	44.03%	24.90%
F16 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,				Year Ended August 31,
Class N Continued	(Unaudited)	2008	2007	2006[1]	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,837	$12,219	$22,913	$19,428	$24,106	$25,586	$8,206

Average net assets (in thousands)	$12,343	$25,985	$20,068	$20,724	$24,867	$14,654	$4,516

Ratios to average net assets:[4]
Net investment income (loss)	(0.55)%	1.94%	2.17%	2.83%	2.59%	1.03%	(0.17)%
Total expenses	2.34%[5,6]	1.72%[5,6]	1.91%[5,6]	1.85%[5,6]	1.71%[5]	1.68%	1.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.45%	1.39%	1.53%	1.49%	1.66%	1.68%	1.80%

Portfolio turnover rate	55%[7]	86%[7]	52%[7]	32%[7]	89%[7,8]	94%[7]	87%

1.	The Fund changed its fiscal year end from August 31 to December 31.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2009	2.58%
Year Ended December 31, 2008	1.97%
Year Ended December 31, 2007	2.15%
Four Months Ended December 31, 2006	2.09%
Year Ended August 31, 2006	1.72%
6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	2.38%
Year Ended December 31, 2008	1.72%
Year Ended December 31, 2007	1.91%
Four Months Ended December 31, 2006	1.85%
7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530
Four Months Ended December 31, 2006	$642,777,532	$686,348,366
Year Ended August 31, 2006	$4,236,251,723	$4,418,930,664
Year Ended August 31, 2005	$4,827,248,691	$4,809,916,669
8.	The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009			Year Ended December 31,			Year Ended August 31,
Class Y	(Unaudited)		2008	2007	2006[1]	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$3.11		$7.55	$6.55	$7.88	$9.63	$9.15	$7.52

Income (loss) from investment operations:
Net investment income (loss)	—	[2,3]	.20 [2]	.22 [2]	.09 [2]	.29 [2]	.15 [2]	.05
Net realized and unrealized gain (loss)	.13		(4.32)	1.80	(1.15)	(1.18)	2.86	1.84

Total from investment operations	.13		(4.12)	2.02	(1.06)	(.89)	3.01	1.89

Dividends and/or distributions to shareholders:
Dividends from net investment income	—		(.32)	(1.02)	(.27)	(.10)	(.11)	(.02)
Distributions from net realized gain	—		—	—	—	(.76)	(2.42)	(.24)

Total dividends and/or distributions to shareholders	—		(.32)	(1.02)	(.27)	(.86)	(2.53)	(.26)

Net asset value, end of period	$3.24		$3.11	$7.55	$6.55	$7.88	$9.63	$9.15

Total Return, at Net Asset Value[4]	4.18%		(54.24)%	30.82%	(13.61)%	(9.54)%	45.42%	25.84%
F18 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,				Year Ended August 31,
Class Y Continued	(Unaudited)	2008	2007	2006[1]	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$536,422	$364,837	$441,305	$264,593	$327,949	$151,078	$47,387

Average net assets (in thousands)	$407,265	$500,443	$346,011	$272,831	$255,428	$83,836	$31,449

Ratios to average net assets:[5]
Net investment income	0.17%	2.75%	3.06%	3.67%	3.52%	1.83%	0.65%
Total expenses	0.99%[6,7]	0.87%[6,7]	0.86%[6,7]	0.89%[6,7]	0.84%[6]	0.88%	0.97%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.71%	0.62%	0.62%	0.65%	0.83%	0.88%	0.97%

Portfolio turnover rate	55%[8]	86%[8]	52%[8]	32%[8]	89%[8,9]	94%[8]	87%

1.	The Fund changed its fiscal year end from August 31 to December 31.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2009	1.23%
Year Ended December 31, 2008	1.12%
Year Ended December 31, 2007	1.10%
Four Months Ended December 31, 2006	1.13%
Year Ended August 31, 2006	0.85%
7.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	1.03%
Year Ended December 31, 2008	0.88%
Year Ended December 31, 2007	0.86%
Four Months Ended December 31, 2006	0.89%
8.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530
Four Months Ended December 31, 2006	$642,777,532	$686,348,366
Year Ended August 31, 2006	$4,236,251,723	$4,418,930,664
Year Ended August 31, 2005	$4,827,248,691	$4,809,916,669
9.	The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.
See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Commodity Strategy Total Return Fund (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. Total return refers to the change in value of an investment in shares of the Fund over time resulting from changes in the value of the Fund’s investments and income on those investments. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Adviser”). The Sub-Adviser is Oppenheimer Real Asset Management, Inc. (the “Manager”), a wholly-owned subsidiary of the Adviser.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Prior to January 1, 2009, the Fund assessed a 2% fee on the proceeds of fund shares that were redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Investment in RAF Fund Ltd. The Fund may invest up to 25% of its total assets in RAF Fund Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Adviser and the Manager.
     The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Statement of Investments. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on a cost recovery basis. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is
F20 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

recorded in the Fund’s Statement of Assets and Liabilities and the Fund’s Statement of Operations. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.
     For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through May of 2036. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income. For the six months ended June 30, 2009, the Subsidiary has a surplus of $31,148,055 in its taxable earnings and profits. In addition, any in-kind capital contributions made by the Fund to the Subsidiary will result in the Fund recognizing taxable gain to the extent of unrealized gain, if any, on securities transferred to the Subsidiary while any unrealized losses on securities so transferred will not be recognized at the time of transfer.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s
F21 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the Manager’s own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.
     There have been no significant changes to the fair valuation methodologies during the period.
     The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.
F22 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2009, securities with an aggregate market value of $8,673, representing less than 0.005% of the Fund’s net assets, were in default.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
F23 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2008, the Fund utilized $2,933,573 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2008, the Fund had available for federal income tax purposes post-October losses of $276,824,319 and unused capital loss carryforwards as follows:

Expiring

2013	$102,848,413
2014	32,365,744
2015	219,621,438

Total	$354,835,595

As of June 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $734,829,667 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,172,248,621
Federal tax cost of other investments	24,804,509

Total federal tax cost	$1,197,053,130

Gross unrealized appreciation	$115,268,085
Gross unrealized depreciation	(167,530,364)

Net unrealized depreciation	$(52,262,279)

F24 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection
F25 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	51,033,995	$147,767,549	63,495,059	$468,503,976
Dividends and/or distributions reinvested	—	—	8,125,531	23,649,528
Redeemed	(24,169,416)	(68,989,963)[1]	(75,955,711)	(582,770,028)[2]

Net increase (decrease)	26,864,579	$78,777,586	(4,335,121)	$(90,616,524)

Class B
Sold	1,694,018	$4,936,400	4,085,505	$33,521,547
Dividends and/or distributions reinvested	—	—	559,431	1,633,429
Redeemed	(2,123,051)	(5,990,772)[1]	(5,695,470)	(42,780,631)[2]

Net decrease	(429,033)	$(1,054,372)	(1,050,534)	$(7,625,655)

Class C
Sold	7,328,334	$21,090,656	10,681,417	$78,640,745
Dividends and/or distributions reinvested	—	—	1,361,387	3,923,818
Redeemed	(4,183,852)	(11,739,489)[1]	(11,994,635)	(85,855,034)[2]

Net increase (decrease)	3,144,482	$9,351,167	48,169	$(3,290,471)

Class N
Sold	1,670,785	$4,781,721	2,646,711	$20,080,699
Dividends and/or distributions reinvested	—	—	278,961	806,011
Redeemed	(1,005,878)	(2,880,547)[1]	(2,049,231)	(15,732,091)[2]

Net increase	664,907	$1,901,174	876,441	$5,154,619

F26 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount

Class Y
Sold	82,885,906	$240,019,242	98,479,306	$563,346,807
Dividends and/or distributions reinvested	—	—	8,851,057	25,757,127
Redeemed	(34,834,129)	(96,368,340)[1]	(48,314,068)	(315,344,466)[2]

Net increase	48,051,777	$143,650,902	59,016,295	$273,759,468

1.	Net of redemption fees of $4,063, $307, $844, $144 and $4,760 for Class A, Class B, Class C, Class N and Class Y, respectively.

2.	Net of redemption fees of $96,299, $9,548, $21,687, $3,176 and $61,157 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended June 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$145,616,106	$198,153,565
U.S. government and government agency obligations	33,078,274	—
To Be Announced (TBA) mortgage-related securities	39,303,425	39,062,313
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	1.00%
Next $200 million	0.90
Next $200 million	0.85
Next $200 million	0.80
Over $800 million	0.75
Sub-Adviser Fees. The Adviser retains the Manager to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Adviser pays the Manager an annual fee in monthly installments, based on the average daily net assets of the Fund at an average annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.500%
Next $200 million	0.450
Next $200 million	0.425
Next $200 million	0.400
Over $800 million	0.375
F27 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2009, the Fund paid $951,106 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class B	$3,100,495
Class C	4,582,206
Class N	506,669
F28 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

June 30, 2009	$108,294	$177	$37,234	$11,588	$1,540
Waivers and Reimbursements of Expenses. The Subsidiary has entered into a separate contract with the Adviser for the management of the Subsidiary’s portfolio. The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Adviser unless the Adviser first obtains the prior approval of the Fund’s Board of Trustees for such termination. During the six months ended June 30, 2009, the Adviser waived $1,051,597.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended June 30, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$333,751
Class B	95,196
Class C	130,906
Class N	37,297
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2009, the Manager waived $166,958 for IMMF management fees.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors.
F29 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically,
F30 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of June 30, 2009 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted	Statement of			Statement of
for as Hedging	Assets and			Assets and
Instruments under	Liabilities			Liabilities
Statement 133(a)	Location	Value		Location	Value

Interest rate contracts	Futures margins	$275,234	*	Futures margins	$224,906	*

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
F31 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or Loss Recognized on Derivative

Derivatives Not Accounted for
as Hedging Instruments	Closing and expiration
under Statement 133(a)	of futures contracts	Swap contracts	Total

Interest rate contracts	$(6,341,395)	$—	$(6,341,395)
Credit contracts	—	(3,131,584)	(3,131,584)

Total	$(6,341,395)	$(3,131,584)	$(9,472,979)

Amount of Change in Unrealized Gain or Loss Recognized on Derivative

Derivatives Not Accounted for
as Hedging Instruments
under Statement 133(a)	Futures contracts	Swap contracts	Total

Interest rate contracts	$5,266,204	$—	$5,266,204
Credit contracts	—	(7,107,244)	(7,107,244)

Total	$5,266,204	$(7,107,244)	$(1,841,040)

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
F32 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that the Fund may be unable to enter into a closing transaction or an offsetting position due to an illiquid market and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result
F33 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5.	Risk Exposures and the Use of Derivative Instruments Continued
of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
Additional associated risks to the Fund include counterparty credit risk and liquidity risk. As of June 30, 2009, the Fund had no such credit default swaps outstanding.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps to increase exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.
Additional associated risks to the Fund include counterparty credit risk and liquidity risk. As of June 30, 2009, the Fund had no such total return swap agreements outstanding.
F34 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

6. Illiquid Securities
As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2009, the Fund had on loan securities valued at $37,984,800. Collateral of $38,744,800 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
8. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 13, 2009, the date the financial statements were available to be issued. This evaluation determined that there were no subsequent events that necessitated disclosures and/or adjustments.
9. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund
F35 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
9. Pending Litigation Continued
contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F36 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

OPPENHEIMER	COMMODITY STRATEGY TOTAL RETURN FUND®

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
John V. Murphy, President and Principal Executive Officer and Trusteee
Kevin Baum, Vice President and Portfolio Manager
Robert Baker, Vice President and Portfolio Manager
Carol Wolf, Vice President and Portfolio Manager
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President and Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©Copyright 2009 OppenheimerFunds, Inc. All rights reserved.
16 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Financial Statements for RAF Fund Ltd.
(the “Subsidiary”) for the Six Months Ended June 30, 2009

18	Statement of Investments

21	Statement of Assets and Liabilities

22	Statement of Operations

23	Statements of Changes in Net Assets

24	Notes to Financial Statements
17 OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—0.0%
Lehman XS Trust, Mtg.Pass-Through Certificates, Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35[1]	$27,875	$27,698
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 2.199%, 1/25/29[1,2]	239,840	40,773

Total Asset-Backed Securities (Cost $102,275)		68,471

Mortgage-Backed Obligations—0.1%
Federal Home Loan Mortgage Corp.:
8%, 4/1/16	27,834	29,833
9%, 8/1/22	4,266	4,708
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 177, Cl. IO, 7.945%, 7/1/26[3]	249,790	48,683
Federal National Mortgage Assn., 8.50%, 7/1/32	5,458	5,943
Government National Mortgage Assn., 8.50%, 12/15/17	5,593	6,059

Total Mortgage-Backed Obligations (Cost $92,389)		95,226

U.S. Government Obligations—19.7%
U.S. Treasury Bills:
0.14%, 7/16/09[4]	8,000,000	7,999,533
0.18%, 11/19/09[4]	10,000,000	9,990,520
U.S. Treasury Nts.:
0.875%, 12/31/10	1,308,000	1,310,350
0.875%, 2/28/11[4]	10,000,000	9,997,630
1.25%, 11/30/10[4]	10,000,000	10,077,730
2.625%, 5/31/10[4]	10,000,000	10,196,490

Total U.S. Government Obligations (Cost $49,537,706)		49,572,253

Short-Term Notes—22.2%
Federal Home Loan Bank:
0.01%, 7/1/09	2,800,000	2,800,000
0.17%, 9/2/09	10,000,000	9,997,810
0.20%, 10/23/09[4]	12,800,000	12,794,125
0.28%, 1/5/10	10,000,000	9,984,070
0.42%, 4/1/10	1,800,000	1,794,590
0.44%, 4/19/10	3,500,000	3,488,786
0.56%, 6/2/10	5,000,000	4,980,165
United States Treasury Bills, 0.29%, 2/11/10[4]	10,000,000	9,977,810

Total Short-Term Notes (Cost $55,796,021)		55,817,356
18 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Shares	Value

Investment Companies—63.2%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[5,7]	256,346	$256,346
Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%[5,6]	158,445,000	158,445,000

Total Investment Companies (Cost $158,701,346)		158,701,346

Total Investments, at Value (Cost $264,229,737)	105.2%	264,254,652
Liabilities in Excess of Other Assets	(5.2)	(13,045,415)

Net Assets	100.0%	$251,209,237

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Illiquid security. The aggregate value of illiquid securities as of June 30, 2009 was $40,773, which represents 0.02% of the Fund’s net assets. See Note 5 of accompanying Notes.

3.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $48,683 or 0.02% of the Fund’s net assets as of June 30, 2009.

4.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $62,244,037. See Note 4 of accompanying Notes.

5.	Rate shown is the 7-day yield as of June 30, 2009.

6.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2008	Additions	Reductions	June 30, 2009

Oppenheimer Institutional Money Market Fund, Cl. E	—	622,650,000	464,205,000	158,445,000

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$158,445,000	$402,841
7. Interest rate less than 0.0005%.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
19 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$68,471	$—	$68,471
Mortgage-Backed Obligations	—	95,226	—	95,226
U.S. Government Obligations	—	49,572,253	—	49,572,253
Short-Term Notes	—	55,817,356	—	55,817,356
Investment Companies	158,701,346	—	—	158,701,346

Total Investments, at Value	158,701,346	105,553,306	—	264,254,652
Other Financial Instruments:
Futures	29,430,024	—	—	29,430,024

Total Assets	$188,131,370	$105,553,306	$—	$293,684,676

Liabilities Table
Other Financial Instruments:
Futures	$(42,580,141)	$—	$—	$(42,580,141)

Total Liabilities	$(42,580,141)	$—	$—	$(42,580,141)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Futures Contracts as of June 30, 2009 are as follows:

		Unrealized
		Appreciation	Percentage of
Contract Description	Buy/Sell	(Depreciation)	Fund Net Assets

Agriculture	Buy	$(6,430,628)	(2.56)%
Agriculture	Sell	156,708	0.06
Energy	Buy	(6,724,295)	(2.67)
Industrial Metals	Buy	(443,467)	(0.18)
Livestock	Buy	809,938	0.32
Precious Metals	Buy	(152,935)	(0.06)
Precious Metals	Sell	(62)	0.00
Softs	Buy	576,290	0.23

		$(12,208,451)	(4.86)%

See accompanying Notes to Financial Statements.
20 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
STATEMENT OF ASSETS AND LIABILITIES Unaudited
June 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $105,784,737)	$105,809,652
Affiliated companies (cost $158,445,000)	158,445,000

264,254,652

Receivables and other assets:
Futures margins	29,430,024
Interest	140,511
Other	9,806

Total assets	293,834,993

Liabilities
Payables and other liabilities:
Futures margins	42,580,141
Other	45,615

Total liabilities	42,625,756

Net Assets	$251,209,237

Composition of Net Assets
Par value of shares of capital	$40,000
Additional paid-in capital	409,240,539
Accumulated net investment income	37,841,351
Accumulated net realized loss on investments	(183,729,117)
Net unrealized depreciation on investments	(12,183,536)

Net Assets—applicable to 4,000,000 shares of capital outstanding	$251,209,237

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$62.80
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended June 30, 2009

Investment Income
Interest	$1,216,472
Dividends from affiliated companies	402,841

Total investment income	1,619,313

Expenses
Management fees	1,053,833
Directors’ compensation	7,439
Custodian fees and expenses	627
Other	15,104

Total expenses	1,077,003
Less reduction to custodian expenses	(340)
Less waivers and reimbursements of expenses	(53,080)

Net expenses	1,023,583

Net Investment Income	595,730

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	(27,905,734)
Closing and expiration of option contracts written	942,864
Closing and expiration of futures contracts	46,096,197
Increase from payment from affiliate	2,543

Net realized gain	19,135,870
Net change in unrealized appreciation (depreciation) on:
Investments	25,423,613
Futures contracts	(18,366,602)

Net change in unrealized depreciation	7,057,011

Net Increase in Net Assets Resulting from Operations	$26,788,611

See accompanying Notes to Financial Statements.
22 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2009	December 31,
	(Unaudited)	2008

Operations
Net investment income	$595,730	$16,804,762
Net realized gain (loss)	19,135,870	(273,387,074)
Net change in unrealized depreciation	7,057,011	(58,311,750)

Net increase (decrease) in net assets resulting from operations	26,788,611	(314,894,062)

Capital Transactions
Net increase (decrease) in net assets resulting from capital transactions	(2,002,543)	172,002,543

Net Assets
Total increase (decrease)	24,786,068	(142,891,519)
Beginning of period	226,423,169	369,314,688

End of period (including accumulated net investment income of $37,841,351 and $37,245,621, respectively)	$251,209,237	$226,423,169

See accompanying Notes to Financial Statements.
23 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
RAF Fund Ltd. (the “Fund”) is organized as a Cayman Islands Company Limited by Shares. The Fund intends to carry on the business of an investment company and to acquire, invest in and hold by way of investment, sell and deal in commodities and interests therein including futures contracts, options and forward contracts, shares, stocks, call options, put options, debenture stock, bonds, obligations, certificates of deposit, bills of exchange and securities of all kinds. The Fund’s investment manager is OppenheimerFunds, Inc. (“OFI” or “Investment Manager”). The Sub-Adviser is Oppenheimer Real Asset Management, Inc. (“ORAMI” or the “Subadviser”), a wholly-owned subsidiary of the Investment Manager. As of June 30, 2009, 100% of the Fund was owned by Oppenheimer Commodity Strategy Total Return Fund (“OCSTRF”). OFI is also the investment adviser of OCSTRF and ORAMI is also the Subadviser of OCSTRF.
     The beneficial interest of each investor in the Fund is represented by units of participating shares. The Fund’s directors may further designate classes of participating shares and series within each class. As of June 30, 2009, the directors have not designated classes or series of outstanding participating shares. During the six months ended June 30, 2009, all income, profits, losses and expenses, if any, of the Fund were allocated pro rata to all participating shares of the Fund. Issuance of additional participating shares is at the discretion of the Fund’s directors.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.
24 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the Manager’s own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.
     There have been no significant changes to the fair valuation methodologies during the period.
25 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Income Taxes. The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through May of 2036. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are declared and paid annually from the Fund’s tax basis earnings and profits. Distributions are recorded on ex-dividend date. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
26 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Capital Transactions
The Fund has authorized 5,000,000 participating shares of $0.01 par value per share. The Fund issued 4,000,000 participating shares for $500,000 on August 15, 2006 in conjunction with OCSTRF’s initial capitalization of the Fund. All subsequent capital contributions and withdrawals did not have participating shares associated with the transaction.
Capital transactions were as follows:

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008
	Amount	Amount

Contributions	$52,997,457	$307,002,543
Withdrawals	(55,000,000)	(135,000,000)

Net increase (decrease)	$(2,002,543)	$172,002,543

3. Expenses
Investment Management Fees. Investment management fees paid to the Investment Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee based on average net assets at an average annual rate as shown in the following table:

Fee Schedule

Up to $200 million	1.00%
Next $200 million	0.90
Next $200 million	0.85
Next $200 million	0.80
Over $800 million	0.75
27 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Expenses Continued
Sub-Adviser Fees. The Investment Manager retains the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser an annual fee in monthly installments, based on the average daily net assets of the Fund at an average annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.500%
Next $200 million	0.450
Next $200 million	0.425
Next $200 million	0.400
Over $800 million	0.375
The Fund shall bear all fees and expenses related to the business and affairs of the Fund, including among others, directors’ fees, audit fees, custodian fees and expenses in connection with the purchase and sale of securities and other Fund assets.
Waivers and Reimbursements of Expenses. The Investment Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2009, the Investment Manager waived $53,080 for IMMF management fees.
     During the six months ended June 30, 2009, the Investment Manager voluntarily reimbursed the Fund $2,543 for certain transactions. The payment increased the Fund’s total returns by less than 0.01%.
4. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to
28 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
29 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Risk Exposures and the Use of Derivative Instruments Continued
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of June 30, 2009 are as follows:

Derivatives not Accounted	Asset Derivatives			Liability Derivatives
for as Hedging Instruments	Statement of Assets			Statement of Assets
under Statement 133(a)	and Liabilities Location	Value		and Liabilities Location	Value
Commodity contracts	Futures margins	$29,430,024	*	Futures margins	$42,580,141	*

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivative
Investments
from
unaffiliated
	companies	Closing and
Derivatives Not	(including	expiration of	Closing and
Accounted for as	premiums	option	expiration of
Hedging Instruments	on options	contracts	future
under Statement 133(a)	exercised)*	written	contracts	Total

Commodity contracts	$506,980	$942,864	$46,096,197	$47,546,041

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or Loss Recognized on Derivative
Derivatives Not
Accounted for as
Hedging Instruments	Futures
under Statement 133(a)	contracts

Commodity contracts	$(18,366,602)
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures),
30 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts, which have values that are linked to the price movement of the related commodities, in order to increase exposure to commodity risk.
     The Fund has sold futures contracts, which have values that are linked to the price movement of the related commodities, in order to decrease exposure to commodity risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that the Fund may be unable to enter into a closing transaction or an offsetting position due to an illiquid market and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
31 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Risk Exposures and the Use of Derivative Instruments Continued
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The Fund has written put options on individual commodities to increase exposure to commodity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written covered call options on individual commodities to decrease exposure to commodity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended June 30, 2009 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of December 31, 2008	—	$—	—	$—
Options written	905	1,212,247	1,059	417,981
Options closed or expired	(663)	(738,758)	(1,017)	(384,490)
Options exercised	(242)	(473,489)	(42)	(33,491)

Options outstanding as of June 30, 2009	—	$—	—	$—

5. Illiquid Securities
As of June 30, 2009, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.
6. Financial Highlights
The following represents the total return of the Fund for the six months ended June 30, 2009. Total return was calculated based upon the daily returns of the Fund during this period. The calculation has not been annualized for reporting purposes:
32 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Six Months Ended June 30, 2009 (Unaudited)	3.19%
Year Ended December 31, 2008	(75.33)%
Year Ended December 31, 2007	80.70%
Four Months Ended December 31, 2006[1]	(15.18)%
Period Ended August 31, 2006[2]	(2.47)%
The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios was based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:

	Six Months
	Ended			Four Months	Period Ended
	June 30, 2009	Year Ended	Year Ended	Ended	August 31,
	(Unaudited)	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006[1]	2006[2]

Ratios to average net assets:
Net investment income	0.56%	4.22%	4.41%	4.47%	4.45%
Total expenses	1.01%[3]	0.96%	0.97%	0.99%	0.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expense	0.96%	0.96%	0.97%	0.99%	0.84%

1.	The Fund changed its fiscal year end from August 31 to December 31.

2.	For the period from August 15, 2006 (commencement of operations) through August 31, 2006.

3.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	1.06%
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 13, 2009, the date the financial statements were available to be issued. This evaluation determined that there were no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, OppenheimerFunds Distributor, Inc. (the “Distributor”), and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other
33 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
34 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Commodity Strategy Total Return Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	08/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	08/11/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	08/11/2009